SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                                                                  --

         Pre-Effective Amendment No.                              / /
                                      -------                     --

         Post-Effective Amendment No.    9                        /X/
                                      -------                     --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT           / /
                                                                  --
OF 1940


         Amendment No.    10                                      /X/
                       ------                                     --


                        (Check appropriate box or boxes.)

               THE JHAVERI TRUST - File Nos. 33-89288 and 811-8974

                    18820 High Parkway, Cleveland, Ohio 44116
                (Address of Principal Executive Offices) Zip Code

       Registrant's Telephone Number, including Area Code: (216) 356-1565

          Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP.
               312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Appropriate Date of Proposed Public Offering:

It is proposed that this filing will become effective:



/X/ immediately upon filing pursuant to paragraph (b)
/ / on ___________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.




If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment. --

PROSPECTUS                                                        August 1, 2002

                               JHAVERI VALUE FUND
                               18820 High Parkway
                             Cleveland, Ohio 44116


     Jhaveri Value Fund is a mutual fund whose investment objective is long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser, Investments Technology, Inc., to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser.

     The Fund is "no-load," which means there are no sales charges or commissions. In addition, investors pay no 12b-1 fees, distribution expenses or deferred sales charges.











                  For questions about investing in the Fund or
               For Information, Shareholder Services and Requests:
                                 (440) 356-1565
                            www.jhaverivaluefund.com








     As with all mutual funds, the Securities and Exchange Commission has not determined that the information in this Prospectus is accurate or complete, nor has it approved or disapproved the Fund's shares. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS
                                                                            PAGE

ABOUT THE FUND                                                                 1
HOW THE FUND HAS PERFORMED                                                     2
COSTS OF INVESTING IN THE FUND                                                 3
HOW TO INVEST IN THE FUND                                                      4
HOW TO REDEEM SHARES                                                           6
SHARE PRICE CALCULATION                                                        7
DIVIDENDS AND DISTRIBUTIONS                                                    7
TAXES                                                                          7
MANAGEMENT OF THE FUND                                                         8
OTHER INFORMATION ABOUT INVESTMENTS                                            8
FINANCIAL HIGHLIGHTS                                                           9
PRIVACY POLICY                                                                10

                                 ABOUT THE FUND

Investment Objective

     The investment objective of the Fund is to provide long term capital appreciation.

Principal Strategies

     The Fund invests primarily in a broad range of common stocks that its Adviser believes are undervalued and have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The investment model applies historical, fundamental and technical analyses to a data base of 600 to 800 companies to determine optimum buy and sell ranges for the common stock of each of the companies in the data base. The Adviser uses its investment model to screen the companies in the database, then selects stocks to provide industry and company diversification.

     The Fund generally will be fully invested in common stocks regardless of the movement of stock prices. The Fund normally will invest primarily in common stocks of medium and large U.S. companies (average market capitalization of the companies in the Fund's portfolio is expected to approximate $5 billion). Although the Adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of industries and companies, certain sectors may be overweighted compared to others because the Adviser seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

Principal Risks of Investing in the Fund

     All investments carry risks to some degree. The principal risks of investing in the Fund are the stock market risks common to all equity investments and the company risks associated with each individual investment in the Fund's portfolio. Stock market risk means that Fund shares might decrease in value in response to such things as general economic conditions and political stability. Company risk means that Fund shares might decrease in value in response to the activities and financial prospects of an individual company in the Fund's portfolio. You could lose money by investing in the Fund.

     In addition, the stocks of medium sized companies are subject to certain risks including: possible dependence on a limited product line, market, financial resources or management group less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks greater fluctuation in value than larger, more established company stocks

     If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater focus in the technology sector, and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

Is this Fund Right for You?

     The Fund is intended for investors with a long term wealthbuilding horizon. You should invest in the Fund only if you are willing to accept price fluctuation in your investment and the risks associated with common stock investment.

                           HOW THE FUND HAS PERFORMED

     The bar chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year since the Fund's inception. The table shows how the Fund's average annual total returns over time (net of fees and expenses) compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.



Annual Total Returns as of December 31 of each year*

[GRAPHIC OMITTED]

    *    The Fund's year-to-date return as of June 30, 2002 was (23.8%)

     During the period shown, the highest return for a calendar quarter was 21.4% in the 2nd quarter of 1999, and the lowest return was (25.0%) for the 3rd quarter of 2001.


Average Annual Total Returns for the periods ended 12/31/01:


                                            1 Year                     5 Years     Since Inception1
                                            ------                     -------     ---------------
The Fund
      Return Before Taxes                     (12.2%)                     1.7%                     3.7%
      Return After Taxes on
         Distributions2                       (14.4%)                   (1.3%)                     0.7%
      Return After Taxes on
         Distributions and Sale                (7.5%)                     0.2%                     1.7%
         of Fund Shares2
Indexes (reflects no deduction
   for fees, expenses or taxes)
      S&P 500 Index                           (11.8%)                    10.6%                    14.1%
      S&P Barra Value Index3                  (11.5%)                     9.4%                      N/A

<f1>


1 May 1, 1995
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The S&P Barra Value Index is comprised of the 250 stocks of the S&P 500 with the lowest price to earnings ratios.

                         COSTS OF INVESTING IN THE FUND

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment

Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees.............................................................NONE
Exchange Fees...............................................................NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)1
                                                                            -

Management Fees........................................................... 2.50%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.01%
Total Fund Operating Expenses..............................................2.51%



     1The Adviser pays all of the Fund's operating expenses except brokerage, taxes, interest and extraordinary expenses. During the fiscal year ended March 31, 2002, the Adviser reimbursed the Fund's "Other Expenses" in order to maintain the Fund's total net operating expenses at 2.50%. This was a voluntary reimbursement and could be discontinued at any time.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

                  1 year            3 years          5 years           10 years
                  ------            -------          -------           --------

Your costs:       $254              $782             $1335             $2846


                            HOW TO INVEST IN THE FUND

     The minimum initial investment in the Fund is $10,000 ($2,000 for retirement accounts) and minimum subsequent investments are $1,000. Your purchase of shares of the Fund will be at the next share price calculated after receipt of your investment.

Initial Purchase

     By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to Jhaveri Value Fund, and sent to the address listed below.


                               Jhaveri Value Fund
                      c/o Mutual Shareholder Services, LLC
                         8869 Brecksville Road, Suite C
                            Brecksville, Ohio, 44141

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund at (440) 356-1565 to set up your account and obtain an account number. You should be prepared to provide the information on the application to the Fund. Then, provide your bank with the following information for purposes of wiring your investment:

      U.S. Bank, N.A. Cinti/Trust
      ABA #0420-0001-3
      Attn:  Jhaveri Value Fund
      D.D.A. # 48360-9483
      Account Name _________________ (write in shareholder name)
      For the Account # ______________ (write in account number)

     You must mail a signed application to the custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, the custodian and Mutual Shareholder Services, LLC, the Fund's transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (minimum of $1,000) by mail or wire. Each additional mail purchase request must contain

    *    your name
    *    the name of your account(s)
    *    your account number(s)
    *    a check made payable to Jhaveri Value Fund.

Send your purchase request to the address above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Fund for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees of $8/year for your IRA by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. Call the Fund for information about the IRA custodial fees.

Other Purchase Information

     You may exchange securities that you own for shares of the Fund, provided the securities meet the Fund's investment criteria and the Adviser believes they are a desirable investment for the Fund. Any exchange will be a taxable event and you may incur certain transaction costs relating to the exchange. Contact the Fund for additional information.

     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. [Checks must be made payable to the Fund; the Fund does not accept third party checks.]

                              HOW TO REDEEM SHARES

     You may redeem any part of your account in the Fund at no charge by mail. All redemptions will be made at the net asset value next determined after your redemption request has been received by the transfer agent with the following information:

    *    your name
    *    your account number(s)
    *    the name of your account(s)
    *    your address
    *    the dollar amount or number of shares you wish to redeem, and
    * the signatures of all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

     The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for your protection. At the discretion of the Fund or the transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

Your request should be addressed to:

      Jhaveri Value Fund
      c/o Mutual Shareholder Services, LLC
      8869 Brecksville Road, Suite C
      Brecksville, Ohio, 44141

     Additional Information - If you are not certain of the requirements for a redemption please call the Fund at (440) 356-1565. Redemptions specifying a certain date or share price cannot be accepted and will be returned. We will mail you the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payment dates.

                             SHARE PRICE CALCULATION

     The price you pay for your shares is based on the Fund's net asset value per share (NAV) next calculated after the order is placed. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders every December. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

                                      TAXES

     In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. Dividends and capital gains distributions may also be subject to state and local taxes. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your Fund investment.

                             MANAGEMENT OF THE FUND

     The Fund retains Investments Technology, Inc., 18820 High Parkway, Cleveland, Ohio 44116 (the "Adviser") to manage the Trust's investments and its business affairs. The Adviser is an Ohio-based company that has been providing advisory services to clients since 1983. Ramesh C. Jhaveri and Saumil R. Jhaveri have been primarily responsible for the day-to-day management of the portfolio of the Fund since its inception. Ramesh C. Jhaveri is the Chairman of the Board, Chief Executive Officer, and a Trustee of the Trust, and has served as the President, Treasurer, and Director of the Adviser since 1983. Saumil R. Jhaveri is the President, Treasurer, Secretary and a Trustee of the Trust and has served as the Vice President, Secretary, and a Director of the Adviser since 1991. Both are responsible for the development and refinement of the Adviser's proprietary investment model, which they use in the management of the Fund.

     During the fiscal year ended March 31, 2002, the Fund paid the Adviser a fee equal to 2.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses except those specified above are paid by the Adviser.

                       OTHER INFORMATION ABOUT INVESTMENTS

     The Fund may invest up to 20% of its assets in foreign equity securities through the purchase of American Depositary Receipts ("ADRs"). An ADR is a certificate of ownership issued by a U.S. bank as a convenience to investors instead of the underlying foreign security which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

     The Fund may at times have a portfolio turnover rate that is higher than other stock funds. Higher portfolio turnover would result in correspondingly greater brokerage commission expenses (which will lower the Fund's total return) and may result in the distribution to shareholders of additional capital gains for tax purposes.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

     The investment objective of the Fund may be changed without shareholder approval.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


Selected data for a share outstanding throughout the period:

                                              4/1/2001      4/1/2000        4/1/1999       4/1/1998     4/1/1997
                                                 to            to              to             to           to
                                             3/31/2002      3/31/2001       3/31/2000     3/31/1999     3/31/1998
                                             ---------      ---------       ---------     ---------     ---------
Net Asset Value -
     Beginning of Period
                                            $      10.02       $    12.52     $   11.36     $   14.07     $  12.64
Net Investment Income (Loss)                      (0.14)           (0.07)         (0.13)        (0.17)       (0.09)
Net Gains or Losses on Securities
     (realized and unrealized)                    (0.97)           (1.34)          2.25         (2.33)        3.97
                                                  ------           ------          -----        ------        ----
Total from Investment Operations                  (1.11)           (1.41)           2.12        (2.50)         3.88

Dividends (from net investment income)              0.00             0.00           0.00          0.00         0.00
Distributions (from capital gains)                (0.60)           (1.09)         (0.96)        (0.21)       (2.45)
                                                  ------           ------         ------        ------       ------
     Total Distributions                          (0.60)           (1.09)         (0.96)        (0.21)       (2.45)
                                                  ------           ------         ------        ------       ------
Net Asset Value -
     End of Period

                                           $       8.31        $    10.02     $    2.52      $   11.36     $   4.07
Total Return                                    (11.43)%         (11.88)%         19.08%      (17.66)%       33.74%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)             8,330           11,633         13,231        12,227       16,174

Ratio of Expenses to Average Net Assets
Before Waiver                                     2.51 %           2.50 %         2.50 %        2.50 %       2.50 %
Ratio of Net Income (Loss) to Average Net
Assets Before Waiver                             (1.52)%          (0.79)%        (1.03)%       (1.43)%      (0.70)%
Ratio of Expenses to Average Net Assets
After Waiver                                      2.50 %           2.50 %         2.50 %        2.50 %       2.50 %
Ratio of Net Income (Loss) to Average Net
Assets After Waiver                              (1.51)%          (0.79)%        (1.03)%       (1.43)%      (0.70)%
Portfolio Turnover Rate                          80.17 %         126.66 %       130.85 %       83.09 %      58.92 %




                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you: o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                               Investment Adviser
                          Investments Technology, Inc.
                               18820 High Parkway
                              Cleveland, Ohio 44116

Custodian
(all initial and subsequent purchases)          Auditors
U.S. Bank, N.A.                                 McCurdy & Associates CPA's, Inc.
P.O. Box 640994                                 27955 Clemens Road
Cincinnati, Ohio 45264-0994                     Westlake, Ohio 44145

Transfer Agent
(all redemption requests)                      Legal Counsel
Mutual Shareholder Services, LLC               Thompson Hine LLP
8869 Brecksville Road, Suite C                 312 Walnut Street
Brecksville, Ohio, 44141                       14th Floor
                                               Cincinnati, Ohio 45202

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this Prospectus, contains detailed information on Fund policies and operation. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance during the Fund's last fiscal year, and performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund collect at (440) 356-1565 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act # 811-8718

                               JHAVERI VALUE FUND
                                   a series of
                                The Jhaveri Trust



                       STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 2002


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Jhaveri Value Fund dated August 1, 2002. This SAI incorporates by reference the financial statements and independent auditors' report from the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2002. A free copy of the Prospectus and the annual report can be obtained by writing the transfer agent at 1301 East 9th Street, Suite 1005, Cleveland, Ohio 44114, or by calling the Fund collect at 440-356-1565.

                                TABLE OF CONTENTS

                                                                            PAGE




DESCRIPTION OF THE TRUST AND THE FUND..........................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........1

INVESTMENT LIMITATIONS.........................................................2

THE INVESTMENT ADVISER.........................................................4

TRUSTEES AND OFFICERS..........................................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................6

DETERMINATION OF SHARE PRICE...................................................7

INVESTMENT PERFORMANCE.........................................................8

CUSTODIAN......................................................................9

TRANSFER AGENT,  ADMINISTRATOR AND FUND ACCOUNTANT.............................9

ACCOUNTANTS....................................................................9

FINANCIAL STATEMENTS...........................................................9




380733.1  9:18 AM 5/24/02

                      DESCRIPTION OF THE TRUST AND THE FUND

     The Jhaveri Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund (a diversified series of the Trust) was organized on January 18, 1995, and commenced operations on May 1, 1995. The investment adviser to the Fund is Investments Technology, Inc. (the "Adviser").

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights.

     Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. Each share of the Fund is subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax advisor.

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     As of July 1, 2002, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Ramesh C. Jhaveri and Nalini R. Jhaveri, M.D., 18820 High Pkwy., Rocky River, Ohio 44116 - 20.24% and 33.36%,
respectively (cumulatively 53.60%).

     As of May 1, 2002, Ramesh C. Jhaveri and Nalini R. Jhaveri, M.D. (the wife of Ramesh C. Jhaveri) may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund. As controlling shareholders, they would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.


     As of May 1, 2002, the officers and Trustees as a group may be deemed to beneficially own 58.38% of the Fund.

      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives," "Principal Strategies," "Principal Risks of Investing in the Fund", and "Other Information About Investments").

     A. Equity Securities. The Fund may invest in common stocks and closed-end investment companies which invest primarily in common stocks. The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

     Equity securities include common stocks of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

     B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of obligations issued by the U.S. government or by agencies of the U.S. government (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     C. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     D. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. The Fund will not invest more than 5% of its net assets in illiquid securities.

     E. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund may be subject to duplicative management fees.

     F. American Depositary Receipts. The Fund may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. The Fund has no present intention to invest in unsponsored ADRs.

     G........Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

                             INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     v. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     vi. Loans of Portfolio Securities. The Fund will not make a loan of portfolio securities which would cause the value of all such loans outstanding to exceed 5% of the Fund's net assets.

     vii. Illiquid Investments. The Fund will not invest more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                             THE INVESTMENT ADVISER

     The Trust's investment adviser is Investments Technology, Inc., 18820 HighParkway, Cleveland, Ohio 44116. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. They, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the fiscal years ended March 31, 2002, 2001 and 2000, the Fund paid fees to the Adviser of $273,914, $325,803 and $336,851, respectively.

     The Agreement was renewed by the Board at a meeting held on May 23, 2002. In determining whether to approve the Agreement, the Trustees reviewed the Adviser's financial statements, including the balance sheet and income statement, for the years ended December 31, 2000 and 2001. The Trustees reviewed reports regarding the performance of the Fund as compared to the S&P 500, the S&P Barra Value Index, the NASDAQ Composite and the NASDAQ 100 Index. The Trustees also reviewed the performance and expense ratio of the Fund as compared to several large-cap value, mid-cap value and large-cap growth funds with various asset levels. Mr. Saumil Jhaveri discussed with the Trustees the nature and quality of the services provided by the Adviser. He discussed the reasons for the recent underperformance, noting in particular that, until the last few months, the Fund had not taken advantage of market volatility. He stated that one of the reasons for the underperformance was that the Adviser had caused the Fund to build up cash in order to take advantage of investment opportunities as they became available, but significant redemptions had depleted the available cash so that the Adviser was unable to make investments other than by selling portfolio investments. The Trustees recognized that the expenses of the Fund may be higher than other funds. The non-interested person Trustees met separately with legal counsel and a representative of the Fund's auditor. Based upon the information provided, it was the Board's consensus that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interests of the Fund's shareholders.

     The Adviser retains the right to use the name "Jhaveri" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Jhaveri" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Fund is not part of a "fund complex". The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------- ------------------------------- ------------------------------------ --------------------------
       Name, Address and                 Position(s) Held                Principal Occupations            Other Directorships
         Year of Birth                      With Trust                      (Past 5 Years)                  Held by Trustee
--------------------------------- ------------------------------- ------------------------------------ --------------------------
--------------------------------- ------------------------------- ------------------------------------ --------------------------
Ramesh C. Jhaveri1 Trustee since 1995; Chairman President of the Adviser since
Director of Xensor Corp 18820 High Parkway Cleveland, of the Board and Chief
1983; licensed account executive, since 1990. Ohio 44116 Executive Officer since
1996 options principal and general 1937 securities principal, Financial
                                                                  America Securities, Inc., an NASD
                                                                  broker-dealer, since 1970
--------------------------------- ------------------------------- ------------------------------------ --------------------------
--------------------------------- ------------------------------- ------------------------------------ --------------------------
Saumil R. Jhaveri1                Trustee  and  Secretary  since  Vice President of the Adviser,       None
18820 High Parkway Cleveland,     1995;  President and Treasurer  where he has been working full
Ohio  44116                       since 1996                      time since 1991
1969
--------------------------------- ------------------------------- ------------------------------------ --------------------------

<f1>
1 Ramesh C. Jhaveri is the father of Saumil R.  Jhaveri.  They are  "interested  persons" of the Trust because they are officers of the Trust.  In addition, they may be deemed to be "interested persons" of the Trust because they are officers of the Fund's adviser.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


--------------------------------- ------------------------------- ------------------------------------ --------------------------
       Name, Address and                 Position(s) Held                Principal Occupations            Other Directorships
         Year of Birth                      With Trust                      (Past 5 Years)                  Held by Trustee
--------------------------------- ------------------------------- ------------------------------------ --------------------------
--------------------------------- ------------------------------- ------------------------------------ --------------------------
Mukul M. Mehta                    Trustee since 1995              President of Quality Sciences,       None
27070 Detroit Road                                                Inc., a consulting and software
Suite 201                                                         development firm assisting
Westlake, Ohio  44145                                             chemical industry clientele
1945                                                              including Fortune 500 companies,
                                                                  since 1992
--------------------------------- ------------------------------- ------------------------------------ --------------------------
--------------------------------- ------------------------------- ------------------------------------ --------------------------
James E. Mueller                  Trustee since 1995              Advertising director for Ed          None
2246 Johnstone Way                                                Mullinax Ford, a car dealer, from
Westlake, Ohio  44145                                             1987-2000.  Independent Contractor
1943                                                              in Broadcasting since 2000.
--------------------------------- ------------------------------- ------------------------------------ --------------------------
--------------------------------- ------------------------------- ------------------------------------ --------------------------
David R. Zavagno                  Trustee since 1995              President of Universal Medical       None
5852 Glasglow Court                                               Systems, Inc., a company
Solon, Ohio  44139                                                specializing in diagnostic imaging
1954                                                              equipment design, sales and
                                                                  installation, since 1985
--------------------------------- ------------------------------- ------------------------------------ --------------------------

   The following table provides information regarding Shares of the Fund owned by each Trustee as of December 31, 2001.

               Trustee                Dollar Range of Fund Shares

          Ramesh C. Jhaveri                   Over $100,000
          Saumil R. Jhaveri                   Over $100,000
            Mukul M. Mehta                    None
           James F. Mueller                   None
          David R. Zavagno                   $10,001-$50,000__

     The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services. The compensation paid to the Trustees of the Trust for the fiscal year ended March 31, 2002 is set forth in the following table:


                             Total Compensation from Trust (the
         Name                 Trust is not in a Fund Complex)1
Ramesh C. Jhaveri                            $0
Saumil R. Jhaveri                            $0
Mukul M. Mehta                              $800
James F. Mueller                            $800
David R. Zavagno                            $800

1Trustee fees are Trust expenses. However, because the management agreement obligates the Adviser to pay all of the operating expenses of the Trust (with limited exceptions), the Adviser makes the actual payment.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     While The Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Financial America Securities, Inc., in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through RPR Clearing Services, Inc., a division of Rauscher Pierce Refsnes, Inc. Financial America Securities, Inc., a registered broker-dealer of which Mr. Ramesh Jhaveri is an account executive, receives brokerage commissions from the Fund. Mr. Jhaveri receives no compensation from Financial America Securities, Inc. as a result of those commissions. The Adviser (not the Fund) may pay fees to certain fund consultants based on investments made and maintained by investors such consultants have referred to the Fund.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Purchases made directly through a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as Financial America Securities, Inc.) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, Financial America Securities, Inc. will not serve as the Fund's dealer in connection with over-the-counter transactions. However, Financial America Securities, Inc. may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through RPR Clearing Services, Inc., a division of Rauscher, Pierce Refsnes, Inc.

     The Fund will not effect any brokerage transactions in its portfolio securities with Financial America Securities, Inc. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Financial America Securities, Inc., it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by Financial America Securities, Inc. on comparable transactions for its most favored unaffiliated customers, except for customers of Financial America Securities, Inc. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Financial America Securities, Inc. to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by Financial America Securities, Inc. or Mr. Ramesh
C. Jhaveri from brokerage commissions generated from portfolio transactions of the Fund.

     While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Financial America Securities, Inc. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

     To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

     For the fiscal years ended March 31, 2002, 2001 and 2000, the Fund paid brokerage commissions of $38,946, $54,486 and $63,511, respectively, to Financial America Securities, Inc. for effecting 100% of the Fund's commission transactions.

                          DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

                             INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:   .........P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV    =          ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:   .........P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions)
                  n        =        number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:   .........P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes
                                    on distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Fund's performance for the periods ended March 31, 2002:

------------------------------------------------------------------------ ------------ ----------------- -------------------------
                                                                         1 Year       5 Years           Since Inception 5/1/95
------------------------------------------------------------------------ ------------ ----------------- -------------------------
------------------------------------------------------------------------ ------------ ----------------- -------------------------
Average Annual Total Return                                              -11.43%      0.47%             2.61%
------------------------------------------------------------------------ ------------ ----------------- -------------------------
------------------------------------------------------------------------ ------------ ----------------- -------------------------
Average Annual Total Return After Taxes on Distributions
------------------------------------------------------------------------ ------------ ----------------- -------------------------
------------------------------------------------------------------------ ------------ ----------------- -------------------------
Average   Annual  Total  Return  After  Taxes  on   Distributions   and
Redemptions
------------------------------------------------------------------------ ------------ ----------------- -------------------------

     The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Stock Index, the S&P Barra Value Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                    CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                TRANSFER AGENT, ADMINISTRATOR AND FUND ACCOUNTANT
                -------------------------------------------------

     Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio, 44141 ("MSS") acts as the Fund's transfer agent and administrator and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service and administrative functions. For its services as transfer agent and administrator, MSS receives a monthly fee of $800 from the Adviser. In addition, MSS provides fund accounting services to the Fund including maintaining the Fund's accounts, books and records and calculating the daily net asset value. For its services as fund accountant, MSS receives a monthly fee of $3,000 from the Adviser.

                                   ACCOUNTANTS

     The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending March 31, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                              FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2002. The Fund will provide the Annual Report without charge at written request or request by telephone.

PART C.  OTHER INFORMATION

Item 23.  Exhibits

     (a) Articles of Incorporation. Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference

     (b) By-laws. Copy of Registrant's Amended and Restated By-Laws, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (c) Instruments Defining Rights of Security Holders. None, other than in Registrant's Declaration of Trust, as amended, and Amended and Restated By-Laws.

     (d) Investment Advisory Contracts. Copy of Registrant's Management Agreement with its Adviser, Investments Technology, Inc., which was filed as an exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (e) Underwriting Contracts. None.

     (f) Bonus or Profit Sharing Contracts. None.

     (g)  Custodian  Agreements.   Copy  of  Registrant's   Agreement  with  the
     custodian, U.S. Bank, N.A., which was filed as an exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (h) Other Material Contracts. None.


     (i) Legal Opinion.

          (i) Opinion of Thompson Hine LLP, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.


     (j) Other Opinions. Consent of McCurdy and Associates CPA's, Inc. is filed herewith.

     (k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(m)  Rule 12b-1 Plan.  None.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.  None.

     (p) Code of Ethics of the Jhaveri Trust and Investments Technology, Inc., which was filed as an exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(q)  Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an exhibit to Registrant's Post-Effective Amendment No. 3, are hereby incorporated by reference.

ii) Powers of Attorney for Trustees and Officers, which were filed as an exhibit to Registrant's Post-Effective Amendment No. 3, are hereby incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with the Registrant (As of July 1, 2002)


Ramesh C. Jhaveri may be deemed to beneficially own 53.60% of the Registrant. As a result, he may be deemed to control both the Registrant's Adviser, Investments Technology, Inc., (an Ohio corporation) and the Registrant because he is the controlling shareholder of the Adviser.



Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

A. Investments Technology, Inc. (the "Adviser") is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

B. The following list sets forth the business and other connections of the Directors and officers of the Adviser during the past two years.

      (1)  Ramesh C. Jhaveri

         (a) President, Treasurer and a Director of Investments Technology, Inc., 18820 High Parkway, Cleveland, Ohio 44116.

         (b) Chairman of the Board, Chief Executive Officer and a Trustee of The Jhaveri Trust, 18820 High Parkway, Cleveland, Ohio 44116.

         (c) Account Executive, Options Principal and General Securities Principal of Financial American Securities, Inc., 925 Euclid Avenue, Cleveland, Ohio 44115.

      (2)  Nalini R. Jhaveri

         (a) Director of Investment Technology, Inc., 18820 High Parkway, Cleveland, Ohio 44116.

         (b) President of Nalini R. Jhaveri, M.D., Inc., 25125 Detroit Road, Westlake, Ohio 44145.

      (3)  Saumil Jhaveri

         (a) Secretary, Director and Vice President of Investments Technology, Inc., 18820 High Parkway, Cleveland, Ohio 44116.

         (b) President, Secretary, Treasurer and a Trustee of The Jhaveri Trust, 18820 High Parkway, Cleveland, Ohio 44116.

Item 27.  Principal Underwriters

     Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 18820 High Parkway, Cleveland, Ohio 44116 and/or by the Registrant's custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, or transfer agent, administrator and fund accountant, Mutual Shareholder Services, LLC, 8869 Brecksville Road, Suite C, Brecksville, Ohio, 44141.

Item 29. Management Services Not Discussed in Parts A or B
-------- -------------------------------------------------

     None.

Item 30. Undertakings

The Registrant hereby undertakes that, within five business days after receipt of a written application by ten or more shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon such removal of any Trustee of the Registrant, which applicant shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

      (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

(ii)  inform  such  Petitioning   Shareholders  of  the  approximate  number  of
shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

The Registrant also undertakes to promptly call a meeting for the purpose of voting upon the question of the removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 2nd day of August, 2002.



                                THE JHAVERI TRUST


                        By: /s/ Donald S. Mendelsohn,
                    ----------------------------------------
                              Donald S. Mendelsohn,
                                Attorney-in-Fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
     Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Ramesh C. Jhaveri*         Chief Executive Officer, Chairman of the Board and
                           Trustee

Saumil R. Jhaveri*         President, Treasurer and Trustee

Mukul M. Mehta*            Trustee

David R. Zavagno  *        Trustee

James F. Mueller*          Trustee




                                     *By:  /s/ Donald S. Mendelsohn,
                                        ---------------------------------------
                                               Donald S. Mendelsohn,
                                               Attorney-in-Fact


                                               August 2, 2002

     EXHIBIT INDEX


                                                                         PAGE






1.   Consent of Thompson Hine LLP....................................EX-99.23.ii
2.   Consent of McCurdy and Associates CPA's, Inc.....................EX-99.23.j

THOMPSON BRUSSELS CINCINNATI CLEVELAND COLUMBUS DAYTON NEW YORK WASHINGTON, D.C.
--------------------------------------------------------------------------------
    HINE


         .........                                                August 2, 2002


The Jhaveri Trust
18820 High Parkway
Cleveland, Ohio 44116

Gentlemen:

         Re:......The Jhaveri Trust  - File Nos. 33-89288 and 811-8974
                  ----------------------------------------------------

Gentlemen:

     A legal opinion that we prepared was filed with Post-Effective Amendment No. 8 to the Jhaveri Trust Registration Statement (the "Legal Opinion"). We hereby give you our consent to incorporate by reference the Legal Opinion into Post-Effective Amendment No. 9 to the Registration Statement (the "Amendment"), and consent to all references to us in the Amendment.

                                                  Very truly yours,



                                                  /s/ Thompson Hine LLP

                                                  Thompson Hine LLP

                                   EX-99.23.j

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS

     As independent public accountants, we hereby consent to the use of our report dated April 19, 2002 for the Jhaveri Value Fund and to all references to our firm included in or made a part of this Post-Effective Amendment No. 9 to The Jhaveri Trust's Registration Statement on Form N-1A (file No. 33-89288), including the references to our firm under the heading "Financial Highlights" in the Prospectus and under the heading "Accountants" in the Statement of Additional Information.

/s/McCurdy and Associates CPA's, Inc.
--------------------------------------
McCurdy and Associates CPA's, Inc.
Westlake, Ohio
August 2, 2002

THOMPSON BRUSSELS CINCINNATI CLEVELAND COLUMBUS DAYTON NEW YORK WASHINGTON, D.C.
--------------------------------------------------------------------------------
    HINE



         .........                                            August 2, 2002


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:......The Jhaveri Trust  - File Nos. 33-89288 and 811-8974
                  ----------------------------------------------------

Ladies and Gentlemen:

     The Jhaveri Trust (the "Trust") hereby submits Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A. The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933. The Amendment is filed for the purpose of incorporating by reference, the current financial statements of the Jhaveri Value Fund. The Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any comments or questions, please contact Donald S. Mendelsohn at (513) 352-6546.


         .........                                     Very truly yours,

         .........                                     /s/ Thompson Hine LLP

                                                       Thompson Hine LLP